S000004314 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P SmallCap 600 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.63%	8.24%	9.55%
iShares S&P Small-Cap 600 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	8.02%	9.33%
Performance Inception Date					Jul. 24, 2000
iShares S&P Small-Cap 600 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.10%	7.76%	9.05%
iShares S&P Small-Cap 600 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	6.27%	7.59%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.